Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Basic and Diluted Earnings Per Common Share
Basic and diluted earnings per common share are computed by dividing net income/(loss) for the year by the weighted average number of shares outstanding during the period, excluding shares held in treasury.

	12.31.2022	12.31.2021	12.31.2020
Losses attributable to owners of Embraer	(185.4)	(44.7)	(731.9)

	(185.4)	(44.7)	(731.9)

Weighted average number of shares (in thousands)	734,633	734,730	736,164
Basic and diluted loss per share - U.S. dollars	(0.25)	(0.06)	(0.99)